Segment information	12 Months Ended
Dec. 31, 2025
Segment information [Abstract]
Segment information	4. Segment information
For management purposes, Lifezone is organized into business units based on the main types of activities and has three reportable operating segments, as follows:
•Metals Extraction;
•Intellectual Property (“IP”); and
•Corporate
The Metals Extraction segment of the business consists of Lifezone’s interest in KNL, comprising the Kabanga Nickel Project (''Metals Extraction''). The IP segment comprises patents held and managed by Lifezone Limited, a team of highly skilled engineers, scientists and technicians based in Lifezone’s Simulus hydromet laboratory based in Perth, a strategic partnership with Sedibelo Resources Limited ("SRL") and Industrial Development Corporation ("IDC") regarding the development of the potential Kell-Sedibelo-Lifezone Refinery and the agreement between Lifezone and Glencore to recycle PGM in the United States.

The Chief Executive Officer ensures that the corporate strategy determined by the board is being implemented. He manages Lifezone on a day-to-day basis, monitors and reports on the operating results of the business units for the purpose of making decisions about resource allocation and performance assessment and acts as Lifezone’s Chief Operating Decision Maker. Segment performance is evaluated based on cash flows and operating profit or loss before taxes.

Lifezone’s financing and treasury operations are centrally managed at the group level. These activities, along with other group-related functions, are reported under Corporate. Additionally, revenue in Corporate includes the provision of management services to the operating segments.

Each of these operating segments is managed separately as each requires different managerial and technological expertise, marketing approaches and other resources. All inter-segment transfers are carried out at arm’s length, under terms comparable to transactions with third parties.

Inter-segment eliminations and transactions are identified separately, and the combined segments’ information is reconciled to the statement of financial position and statement of comprehensive income. Inter-segment revenues are eliminated upon consolidation and reflected in the "Inter-segment eliminations" column.

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the year ended December 31, 2025
Revenue	1,746,681	-	4,734,751	(5,424,389)	1,057,043
Cost of Sales	(533,595)	-	(4,360,626)	4,360,626	(533,595)
Gain (loss) on foreign exchange	703,759	(493,722)	(27,876)	-	182,161
General and administrative expenses	(4,023,165)	(1,756,023)	(14,784,102)	2,885,435	(17,677,855)
Depreciation and amortization	(1,368,350)	(22,767)	(52,123)	-	(1,443,240)
Interest income	5,239,492	99	488,269	(5,191,703)	536,157
Fair value gain on embedded derivatives	-	-	15,615,000	-	15,615,000
Fair value loss on warrant	-	-	(1,040,000)	-	(1,040,000)
Loss on remeasurement of deferred consideration	(668,116)	-	-	-	(668,116)
Interest expense	(20,951)	(72,418)	(10,304,516)	-	(10,397,885)
Gain (loss) before tax	1,075,755	(2,344,831)	(9,731,223)	(3,370,031)	(14,370,330)

As at December 31, 2025
Segment assets	144,404,325	165,038,598	153,679,239	(287,370,479)	175,751,683
Segment liabilities	26,695,036	102,843,488	58,642,182	(85,261,778)	102,918,928

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the year ended December 31, 2024
Revenue from customers	4,169,658	-	6,914,532	(10,943,668)	140,522
Cost of Sales	(2,071,949)	-	(6,773,508)	8,758,585	(86,872)
Gain (loss) on foreign exchange	(8,112)	471,663	(693,104)	4,247	(225,306)
Goodwill impairment	(9,020,813)	-	-	-	(9,020,813)
General and administrative expenses	(4,190,621)	(5,256,215)	(29,913,671)	1,767,150	(37,593,357)
Depreciation and amortization	(1,359,611)	(39,199)	(89,985)	-	(1,488,795)
Interest income	76,438	961	4,423,867	(2,159,195)	2,342,071
Fair value gain on embedded derivatives	-	-	5,771,000	-	5,771,000
Interest expense	(30,809)	(353,530)	(6,050,318)	-	(6,434,657)
Loss before tax	(12,435,819)	(5,176,320)	(26,411,187)	(2,572,881)	(46,596,207)

As at December 31, 2024
Segment assets	7,185,012	123,400,083	92,982,474	(66,914,096)	156,653,473
Segment liabilities	3,792,443	64,496,247	58,389,664	(69,351,882)	57,326,472

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the year ended December 31, 2023
Revenue from customers	9,153,646	-	5,492,548	(13,168,368)	1,477,826
Cost of Sales	(753,914)	-	-	-	(753,914)
Interest income	106,998	307,610	152,582	-	567,190
Gain (loss) on foreign exchange	(23,662)	203,621	(319)	-	179,640
General and administrative expenses	(4,989,038)	(8,027,952)	(365,516,596)	13,168,368	(365,365,218)
Depreciation and amortization	(473,752)	(220,869)	(18,363)	-	(712,984)
Gain on remeasurement of deferred consideration	-	156,047	-	-	156,047
Interest expense	(9,365)	(187,293)	(15,321)	-	(211,979)
Income (loss) before tax	3,010,913	(7,768,836)	(359,905,469)	-	(364,663,392)

As at December 31, 2023
Segment assets	29,653,933	76,110,868	36,497,552	-	142,262,353
Segment liabilities	6,228,145	12,044,608	1,706,834	(6,030,761)	13,948,826
Geographical analysis

	For the years ended,
	December 31, 2025	December 31, 2024	December 31, 2023
Revenue	$	$	$
South Africa	-	-	810,350
Australia	1,057,043	140,522	384,358
Rest of the world	-	-	283,118
Total	1,057,043	140,522	1,477,826

Non-current Assets
Tanzania	144,521,639	120,092,503	72,079,131
Australia	3,075,959	4,222,057	14,731,033
Rest of the world	705,488	679,720	629,325
Total	148,303,086	124,994,280	87,439,489